Consolidated Statements of Stockholders' Equity - USD ($)	The 401(k) Plan [Member] Common Stock Outstanding [Member]	The 401(k) Plan [Member] Additional Paid-in Capital [Member]	The 401(k) Plan [Member] Treasury Stock [Member]	The 401(k) Plan [Member]	Stock Incentive Plans [Member] Common Stock Outstanding [Member]	Stock Incentive Plans [Member] Additional Paid-in Capital [Member]	Stock Incentive Plans [Member] Treasury Stock [Member]	The 2008 Stock Option Plan [Member] Common Stock Outstanding [Member]	The 2008 Stock Option Plan [Member] Additional Paid-in Capital [Member]	The 2008 Stock Option Plan [Member] Treasury Stock [Member]	The 2008 Stock Option Plan [Member]	Common Stock Outstanding [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by Benefit Plans [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2020												1,986,528
Balance at Dec. 31, 2020												$ 28,000	$ 15,282,000	$ (5,114,000)	$ (51,000)	$ 118,000	$ 18,465,000		$ 28,728,000
Common stock allocated by ESOP													134,000						185,000
Contribution of shares to ESOP from Treasury (in shares)												4,000
Contribution of shares to ESOP from Treasury													56,000	24,000					80,000
Treasury stock purchased (in shares)												(1,398)
Treasury stock purchased														(25,000)					(25,000)
Reissuance of treasury stock (in shares)	5,262				9,421			7,500
Reissuance of treasury stock		$ 63,000	$ 33,000	$ 96,000		$ (58,000)	$ 58,000		$ 40,000	$ 47,000	$ 87,000
Stock based compensation expense													168,000						168,000
Noncontrolling interest initial contribution																		1,702,000	1,702,000
Cash dividends declared, per share																			(839,000)
Net income																	6,404,000	418,000	6,822,000
Other comprehensive income, net																(95,000)			(95,000)
Net income attributable to noncontrolling interest																			418,000
Net income																			$ 6,404,000
BALANCE – DECEMBER 31, 2021 (in shares) at Dec. 31, 2021												2,011,313							2,011,313
Balance at Dec. 31, 2021												$ 28,000	15,685,000	(4,977,000)	0	23,000	24,030,000	2,120,000	$ 36,909,000
Contribution of shares to ESOP from Treasury (in shares)												16,000
Contribution of shares to ESOP from Treasury													244,000	99,000					343,000
Treasury stock purchased (in shares)												(2,147)
Treasury stock purchased														(49,000)					(49,000)
Reissuance of treasury stock (in shares)	4,420				9,123			23,000				105,904
Reissuance of treasury stock		$ 73,000	$ 27,000	$ 100,000		$ (57,000)	$ 57,000		$ 69,000	$ 192,000	$ 261,000		1,724,000	659,000					2,383,000
Stock based compensation expense													168,000						168,000
Cash dividends declared, per share																	(1,018,000)		(1,018,000)
Net income																			10,311,000
Other comprehensive income, net																(47,000)			(47,000)
Net income attributable to noncontrolling interest																		2,448,000	2,448,000
Noncontrolling interest distribution																		(279,000)	(279,000)
Net income																	7,863,000		$ 7,863,000
BALANCE – DECEMBER 31, 2021 (in shares) at Dec. 31, 2022												2,167,613							2,167,613
Balance at Dec. 31, 2022												$ 28,000	$ 17,906,000	$ (3,992,000)	$ 0	$ (24,000)	$ 30,875,000	$ 4,289,000	$ 49,082,000